SUMMARY OF ACCOUNTING POLICIES - Summary of earnings per share (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Weighted-average common shares outstanding (basic)	6,863,238	7,415,768	8,757,880
Dilutive effect of assumed exercise of stock options	5,972	6,251	8,391
Weighted-average common shares outstanding (diluted)	6,869,210	7,422,019	8,766,271